--------------------------------------------------------------------------------
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                      -----------------------------------

                                 AMENDMENT NO. 1
                                       TO
                                    FORM N-Q

                      -----------------------------------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04665

                      -----------------------------------

                    Commonwealth International Series Trust.
               (Exact name of registrant as specified in charter)

                      -----------------------------------


 5847 SAN FELIPE SUITE 850 HOUSTON, TX                            77057
(Address of principal executive offices)                        (Zip code)

  InCap Service Company, 630 Fitzwatertown Road "A" Willow Grove, PA 19090-1904
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 713-781-2856

                       Date of fiscal year end: 10/31/2004

                       Date of reporting period: 7/31/2004

                      -----------------------------------

Item 1. Schedule of Investments.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                        COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - July 31, 2004 (Unaudited)
------------------------------------------------------------------------------------------------------

                                                                                   Shares     Value
                                                                                   ------     -----

COMMON STOCK (71.12%)

     BUILDING MATERIALS (9.81%)
     CRH Plc ADR                                                                    9,200   $  206,908
     Lafarge SA ADR                                                                 3,000       64,290
     Rinker Group Ltd. ADR                                                          1,500       87,000
     Universal Forest Products, Inc.                                                1,800       54,666
     USG Corp.                                                                      5,000       86,200
                                                                                            ----------
                                                                                               499,064
                                                                                            ----------

     DISTRIBUTION / WHOLESALE (1.25%)
     Wolseley Plc ADR                                                               2,000       63,700
                                                                                            ----------

     FINANCIAL SERVICES (1.89%)
     Delta Financial Corp.                                                          8,000       53,440
     Friedman Billings Ramsey Group, Inc.                                           2,600       42,770
                                                                                            ----------
                                                                                                96,210
                                                                                            ----------

     INSURANCE (1.88%)
     Stewart Information Services Corp.                                             2,700       95,715
                                                                                            ----------

     MEDIA (0.50%)
     Citadel Broadcasting Corp. *                                                   1,800       25,362
                                                                                            ----------

     REAL ESTATE (4.38%)
     Alto Palermo SA ADR                                                           17,000       63,240
     IRSA Inversiones y Representaciones SA ADR *                                  10,000       67,000
     WP Carey & Co. LLC                                                             3,000       92,700
                                                                                            ----------
                                                                                               222,940
                                                                                            ----------

     REAL ESTATE INVESTMENT TRUSTS-APARTMENTS (2.57%)
     Camden Property Trust                                                          2,900      130,500
                                                                                            ----------

     REAL ESTATE INVESTMENT TRUSTS -DIVERSIFIED (7.30%)
     American Financial Realty Trust                                                8,000      106,000
     PS Business Parks, Inc.                                                        2,500      100,500
     US Restaurant Properties, Inc.                                                 3,500       53,165
     Washington Real Estate Investment Trust                                        4,000      111,760
                                                                                            ----------
                                                                                               371,425
                                                                                            ----------

     REAL ESTATE INVESTMENT TRUSTS-HEALTH CARE (1.12%)
     Senior Housing Properties Trust                                                3,400       56,780
                                                                                            ----------

     REAL ESTATE INVESTMENT TRUSTS-HOTELS (9.04%)
     Equity Inns, Inc.                                                             11,000   $   99,770
     Highland Hospitality Corp.                                                     9,800      101,822
     Host Marriott Corp.                                                            9,800      126,910
     Winston Hotels, Inc.                                                          11,900      130,900
                                                                                            ----------
                                                                                               459,402
                                                                                            ----------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                        COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - July 31, 2004 (Unaudited)
------------------------------------------------------------------------------------------------------

                                                                                   Shares     Value
                                                                                   ------     -----


     REAL ESTATE INVESTMENT TRUSTS-MANUFACTURED HOMES (2.09%)
     American Land Lease, Inc.                                                      5,600      106,456
                                                                                            ----------

     REAL ESTATE INVESTMENT TRUSTS-MORTGAGES (1.13%)
     American Mortgage Acceptance Co.                                               4,000       57,200
                                                                                            ----------

     REAL ESTATE INVESTMENT TRUSTS-OFFICE PROPERTY (6.54)%
     CarrAmerica Realty Corp.                                                       3,000       91,470
     Equity Office Properties Trust                                                 2,100       54,495
     HRPT Properties Trust                                                         10,100      101,707
     Kilroy Realty Corp.                                                            2,400       84,960
                                                                                            ----------
                                                                                               332,632
                                                                                            ----------

     REAL ESTATE INVESTMENT TRUSTS-REGIONAL MALLS (2.07%)
     General Growth Properties, Inc.                                                3,500      105,280
                                                                                            ----------

     REAL ESTATE INVESTMENT TRUSTS-SHOPPING CENTERS (8.00%)
     Acadia Realty Trust                                                            4,800       68,016
     Agree Realty Corp.                                                             4,400      109,516
     Saul Centers, Inc.                                                             4,100      123,000
     Weingarten Realty Investors                                                    3,450      106,260
                                                                                            ----------
                                                                                               406,792
                                                                                            ----------

     REAL ESTATE INVESTMENT TRUSTS-STORAGE (2.32%)
     Public Storage, Inc.                                                           2,500      117,825
                                                                                            ----------

     REAL ESTATE INVESTMENT TRUSTS-WAREHOUSES (1.31%)
     Keystone Property Trust                                                        2,800       66,528
                                                                                            ----------

     RETAIL (6.16%)
     Home Depot, Inc.                                                               3,300      111,276
     Kingfisher Plc ADR                                                             8,700       89,860
     Lowe's Cos., Inc.                                                              2,300      112,056
                                                                                            ----------
                                                                                               313,192
                                                                                            ----------

     SAVINGS AND LOANS (1.76%)
     Independence Community Bank Corp.                                              2,400   $   89,616
                                                                                            ----------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                        COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - July 31, 2004 (Unaudited)
------------------------------------------------------------------------------------------------------

                                                                                   Shares     Value
                                                                                   ------     -----


     TOTAL COMMON STOCK (Cost $3,697,036)                                                    3,616,619
                                                                                            ----------

     INVESTMENT COMPANIES (18.37%)
     AEW Real Estate Income Fund                                                    8,000      132,720
     AIM Select Real Estate Income Fund                                             8,300      129,314
     iShares Cohen & Steers Realty Majors Index Fund                                1,800      200,088
     iShares Dow Jones U.S. Real Estate Index Fund                                  1,600      162,080
     Real Estate Income Fund, Inc.                                                  8,300      140,270
     Scudder RREEF Real Estate Fund, Inc.                                           3,700       69,338
     streetTRACKS Wilshire REIT Index Fund                                            650      100,347
                                                                                            ----------
     TOTAL INVESTMENT COMPANIES (Cost $912,643)                                                934,157
                                                                                            ----------

                                                                                 Principal
                                                                                 ---------

     SHORT TERM INVESTMENTS (10.22%)
     Fifth Third Bank Repurchase Agreement, 0.77%, dated 07/30/04, due
     08/02/04, repurchase price $59,731(collateralized by FHLMC Pool # 1B-1119,
     due 09/01/33, market value $61,313)                                           59,727       59,727
     Fifth Third Institutional Government Money Market Fund, 1.13% **             229,849      229,849
     Fifth Third U.S. Treasury Money Market Fund, 1.05%  **                       229,849      229,849
                                                                                            ----------
     TOTAL SHORT TERM INVESTMENTS (Cost $519,425)                                              519,425
                                                                                            ----------

          TOTAL INVESTMENTS (Cost $5,129,104) (99.71%)                                      $5,070,201
          OTHER ASSETS IN EXCESS OF LIABILITIES, NET (0.29%)                                    14,732
                                                                                            ----------
          NET ASSETS (100%)                                                                 $5,084,933
                                                                                            ==========

*     Non-income producing investment
** Rate shown represents the rate at July 31, 2004, is subject to change and resets daily.
ADR   American Depository Receipt


    The accompanying notes are an integral part of the financial statements.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - July 31, 2004 (Unaudited)
----------------------------------------------------------------------------------------------------------

                                                                                   Shares        Value
                                                                                   ------        -----

AUSTRALIA (14.21%)

COMMON STOCK (12.12%)

Advertising (0.69%)
STW Communications Group, Ltd.                                                       100,000   $   229,692
                                                                                               -----------

Airlines (1.10%)
Qantas Airways, Ltd.                                                                 150,000       366,597
                                                                                               -----------

Beverages (1.18%)
Coco-Cola Amatil, Ltd.                                                                80,000       393,277
                                                                                               -----------

Building (2.45%)
James Hardie Industries NV                                                           110,000       439,076
Rinker Group, Ltd.                                                                    65,000       375,070
                                                                                               -----------
                                                                                                   814,146
                                                                                               -----------

Diversified Holdings (1.51%)
Patrick Corp. Ltd.                                                                   130,000       500,700
                                                                                               -----------

Financial Services (0.97%)
Perpetual Trustees Australia, Ltd.                                                    10,000       322,129
                                                                                               -----------

Food (0.92%)
Burns Philp & Co. Ltd. *                                                             600,000       306,723
                                                                                               -----------

Insurance (0.80%)
QBE Insurance Group                                                                   30,000       262,185
                                                                                               -----------

Mining and Building Materials (1.22%)
Alumina, Ltd.                                                                         64,000       232,605
Oxiana, Ltd. *                                                                       300,000       172,269
                                                                                               -----------
                                                                                                   404,874
                                                                                               -----------

Oil & Gas (1.28%)
Origin Energy, Ltd.                                                                  100,000       425,770
                                                                                               -----------

TOTAL  COMMON STOCK (Cost $3,417,932)                                                            4,026,093
                                                                                               -----------

BONDS (2.09%)                                                                    Principal
-------------                                                                    ---------

Nestle Australia, 4.75%, due 11/21/05 + (cost $740,891)                            1,000,000       694,361
                                                                                               -----------

TOTAL AUSTRALIA (Cost $4,158,823)                                                                4,720,454
                                                                                               -----------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - July 31, 2004 (Unaudited)
----------------------------------------------------------------------------------------------------------

                                                                                   Shares        Value
                                                                                   ------        -----

NEW ZEALAND (59.48%)

COMMON STOCK (36.46%)                                                                Shares
                                                                                     ------

Agriculture (4.33%)
Allied Farmers, Ltd.                                                                 142,743   $   155,598
Pyne Gould Guiness, Ltd.                                                             539,789       571,296
Williams & Kettle, Ltd.                                                              375,000       712,973
                                                                                               -----------
                                                                                                 1,439,867
                                                                                               -----------

Airport Development (1.38%)
Auckland International Airport, Ltd.                                                 102,400       459,466
                                                                                               -----------

Appliances (2.76%)
Fisher & Paykel Appliances Holdings, Ltd.                                            229,596       698,435
Scott Technology, Ltd.                                                               101,246       216,877
                                                                                               -----------
                                                                                                   915,312
                                                                                               -----------

Chemicals (1.14%)
Nuplex Industries, Ltd.                                                              111,355       378,264
                                                                                               -----------

Computer Services (0.60%)
Renaissance Corp., Ltd.                                                              451,434       200,269
                                                                                               -----------

Diversified Holdings (1.21%)
Hellaby Holdings, Ltd. *                                                             116,640       402,870
                                                                                               -----------

Electrical Services (2.04%)
Contact Energy, Ltd.                                                                  88,700       338,408
Powerco, Ltd.                                                                        250,000       339,058
                                                                                               -----------
                                                                                               -----------
                                                                                                   677,466
                                                                                               -----------

Forest and Paper Products (0.33%)
Evergreen Forests, Ltd. *                                                            448,500       110,853
                                                                                               -----------

Healthcare (4.48%)
Fisher & Paykel Healthcare Corp.                                                      80,639       690,943
Ryman Healthcare, Ltd.                                                               250,000       440,459
Taylors Group, Ltd.                                                                   54,050        92,487
Wakefield Hospital, Ltd.                                                             150,682       263,567
                                                                                               -----------
                                                                                               -----------
                                                                                                 1,487,456
                                                                                               -----------

Insurance (0.67%)
AXA Asia Pacific Holdings, Ltd.                                                      100,000       223,081
                                                                                               -----------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - July 31, 2004 (Unaudited)
----------------------------------------------------------------------------------------------------------

                                                                                     Shares      Value
                                                                                     ------      -----

Manufacturing (0.77%)
Skellmax Industries                                                                  300,000   $   254,769
                                                                                               -----------

Ports (7.23%)
Northland Port Corp. NZ, Ltd.                                                        302,300       515,360
Port of Tauranga, Ltd.                                                               175,000       570,061
Ports of Auckland, Ltd.                                                              133,392       591,764
South Port New Zealand, Ltd.                                                         827,930       724,091
                                                                                               -----------
                                                                                                 2,401,276
                                                                                               -----------

Real Estate (2.76%)
Calan Healthcare Properties Trust                                                    883,445       475,903
Capital Properties New Zealand, Ltd.                                                 100,000        61,474
Kiwi Income Property Trust                                                           293,511       195,314
URBUS Properties, Ltd.                                                               300,000       184,422
                                                                                               -----------
                                                                                                   917,113
                                                                                               -----------

Rental Equipment (0.56%)
Hirequip New Zealand, Ltd.                                                           250,000       185,373
                                                                                               -----------

Retail (1.67%)
Colonial Motor Co., Ltd.                                                             180,000       346,790
Hallenstein Glasson Holdings, Ltd.                                                   100,000       209,139
                                                                                               -----------
                                                                                                   555,929
                                                                                               -----------

Steel (1.16%)
Steel and Tube Holding, Ltd.                                                         140,000       386,843
                                                                                               -----------

Textiles (0.33%)
Feltex Carpets, Ltd.                                                                 100,000       110,273
                                                                                               -----------

Transport Services (0.98%)
Freightways, Ltd.                                                                    150,000       242,411
Toll NZ, Ltd. *                                                                       70,000        82,958
                                                                                               -----------
                                                                                                   325,369
                                                                                               -----------

Waste Management (2.06%)
Waste Management NZ, Ltd.                                                            222,154       682,836
                                                                                               -----------

TOTAL COMMON STOCK (Cost $8,404,608)                                                            12,114,685
                                                                                               -----------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - July 31, 2004 (Unaudited)
----------------------------------------------------------------------------------------------------------

                                                                                     Shares      Value
                                                                                     ------      -----


BONDS (18.68%)                                                                                   Principal

Coca-Cola Amatil, Ltd., 8.00%, due 06/15/05 #                                        500,000   $   319,995
Evergreen Forests, Ltd., zero coupon, due 03/19/09 #                                 103,051        84,249
Fletcher Building Finance, Ltd., 8.60%, due 03/15/08 #                               775,000       513,556
Fonterra Cooperative Group, Ltd. Perpetual Notes, 7.48%, due 11/10/50 #              400,000       270,740
Global Corporate Credit, Ltd., Credit Linked Notes, 7.20%, due 12/30/08 #            400,000       254,769
Global Market, Ltd., GEM Linked Notes, zero coupon, due 01/18/08                   3,200,000     2,149,693
GPG Finance Plc, 8.70%, due 12/15/08 #                                             1,500,000       991,888
H.J. Heinz Co., Ltd., 6.85%, due 02/15/05 #                                        1,500,000       950,735
TCNZ Finance, Ltd., 7.50%, due 09/15/06 #                                            500,000       330,724
URBUS Properties, Ltd. Convertible Notes, 9.25%, due 03/10/07 #                      563,325       342,729
                                                                                               -----------
TOTAL BONDS (Cost $5,383,773)                                                                    6,209,078
                                                                                               -----------
                                                                                     Shares
                                                                                     ------
INVESTMENT COMPANIES (4.34%)
Infratil, Ltd.                                                                       333,274       568,940
New Zealand Investment Trust Plc                                                     220,169       872,081
                                                                                               -----------
TOTAL INVESTMENT COMPANIES (Cost $1,001,224)                                                     1,441,021
                                                                                               -----------

TOTAL NEW ZEALAND (Cost $14,789,605)                                                            19,764,784
                                                                                               -----------

SHORT TERM INVESTMENTS (19.27%)

Fifth Third Bank Repurchase Agreement, 0.77%, dated 07/30/04, due 08/02/04, repurchase price $3,460,784 (collateralized by FHLMC Pool # E9-5853, due
05/01/18, market value $2,755,026 and FHLMC Pool # E9-7648, due 07/01/18, market
value $775,084)                                                                    3,460,562     3,460,562

Fifth Third Institutional Government Money Market Fund, 1.13% **                   1,472,426     1,472,426
Fifth Third U.S. Treasury Money Market Fund, 1.05% **                              1,472,426     1,472,426
                                                                                               -----------
TOTAL SHORT TERM INVESTMENTS (Cost $6,405,414)                                                   6,405,414
                                                                                               -----------
                                                            Expiration Date -
                                                             Exercise Price       Contracts
                                                            -----------------     ---------
CALL OPTIONS PURCHASED (0.13%)
News Corp., Ltd. (cost $53,660)                               10/16/04 - 25           50            43,500
                                                                                               -----------

      TOTAL INVESTMENTS (Cost $25,407,502) (93.09%)                                          $  30,934,152
      OTHER ASSETS IN EXCESS OF LIABILITIES, NET (6.91%)                                         2,296,482
                                                                                               -----------
      NET ASSETS -- (100.00%)                                                                $  33,230,634
                                                                                               ===========

*     Non-income producing investment
# Principal amount shown is in New Zealand Dollars; Value shown is in U.S. Dollars.
+     Principal amount shown is in Australian Dollars; Value shown is in U.S.
      Dollars.

   The accompanying notes are an integral part of these financial statements.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - July 31,2004 (Unaudited)
--------------------------------------------------------------------------------

                                                          SHARES     VALUE
                                                          ------     -----
COMMON STOCK (40.94%)

AIRLINES  (0.47%)
All Nippon Airways Co., Ltd.                              22,000  $   67,112
                                                                  ----------

AUTOMOBILE MANUFACTURERS (1.32%)
Fuji Heavy Industries Ltd.                                15,000      82,096
Nissan Motor Co., Ltd. - ADR                               5,000     107,500
                                                                  ----------
                                                                     189,596
                                                                  ----------

AUTOMOBILE PARTS AND EQUIPMENT (2.78%)
Bridgestone Corp. - ADR                                    4,000     144,274
Calsonic Kansei Corp.                                      7,000      51,061
NGK Spark Plug Co., Ltd.                                  12,000     117,034
Sumitomo Rubber Industries, Inc.                          10,000      86,851
                                                                  ----------
                                                                     399,220
                                                                  ----------
BUILDING MATERIALS (0.27%)
Sanyo Industries, Ltd.                                    16,000      38,473
                                                                  ----------

CHEMICALS (0.49%)
Kansai Paint Co., Ltd.                                    12,000      70,952
                                                                  ----------

COMMERICAL SERVICES (0.71%)
Tosho Printing Co Ltd.                                    30,000     101,745
                                                                  ----------

COMPUTERS (0.77%)
TDK Corp. - ADR                                            1,600     111,040
                                                                  ----------

COSMETICS (0.91%)
Uni-Charm Corp.                                            2,500     130,995
                                                                  ----------

DISTRIBUTION  WHOLESALE (1.51%)
Marubeni Corp.                                            45,000     101,745
Mitsubishi Corp.                                          12,000     115,419
                                                                  ----------
                                                                     217,164
                                                                  ----------

DIVERSIFIED FINANCIAL SERVICES (0.82%)
Nomura Holdings, Inc. - ADR                                8,500     117,300
                                                                  ----------

ELECTRIC AND POWER (1.86%)
Hokkaido Electric Power Co., Inc.                          6,000     107,451
Tohoku Electric Power Co., Inc.                            9,700     159,266
                                                                  ----------
                                                                     266,717
                                                                  ----------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - July 31,2004 (Unaudited)
--------------------------------------------------------------------------------

                                                          SHARES     VALUE
                                                          ------     -----

ELECTRICAL COMPONENTS AND EQUIPMENT (1.15%)
FANUC, Ltd.                                                2,000  $  115,203
Ushio, Inc.                                                3,000      50,038
                                                                  ----------
                                                                     165,241
                                                                  ----------

ELECTRONICS (1.82%)
Advantest Corp. - ADR                                      5,000      73,300
Keyence Corp.                                                500     105,693
Yokogawa Electric Corp.                                    7,000      81,647
                                                                  ----------
                                                                     260,640
                                                                  ----------

FOOD  (0.97%)
Ajinomoto Co., Inc. - ADR                                  1,200     139,428
                                                                  ----------

GAS DISTRIBUTION (0.78%)
Toho Gas Co., Ltd.                                        35,000     112,108
                                                                  ----------

HAND/MACHINE TOOLS (1.58%)
Meidensha Corp.                                           38,000      76,372
Nidec Corp. - ADR                                          4,400     101,640
SMC Corp.                                                    500      48,899
                                                                  ----------
                                                                     226,911
                                                                  ----------

HEALTHCARE PRODUCTS. (1.40%)
Hoya Corp.                                                   600      61,639
Nakanishi, Inc.                                            2,000     139,967
                                                                  ----------
                                                                     201,606
                                                                  ----------

HOME BUILDERS (0.22%)
Haseko Corp. *                                            15,000      31,358
                                                                  ----------

HOME FURNISHINGS (1.34%)
Alpine Electronics Inc.                                    8,000     105,585
Pioneer Corp. - ADR                                        4,000      86,400
                                                                  ----------
                                                                     191,985
                                                                  ----------

INSURANCE (1.84%)
Millea Holdings, Inc. - ADR                                2,310     171,749
T&D Holdings, Inc.                                         2,000      92,773
                                                                  ----------
                                                                     264,522
                                                                  ----------

IRON/STEEL PRODUCERS (2.06%)
JFE Holdings, Inc.                                         7,000     167,377
Nippon Steel Corp.                                        63,000     127,747
                                                                  ----------
                                                                     295,124
                                                                  ----------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - July 31,2004 (Unaudited)
--------------------------------------------------------------------------------

                                                          SHARES     VALUE
                                                          ------     -----

LEISURE AND RECREATION (0.79%)
Sankyo Co., Ltd.                                           3,000   $ 113,050
                                                                  ----------

MACHINERY (0.95%)
Kubota Corp. - ADR                                         6,000     136,860
                                                                  ----------

MEDIA (0.46%)
Fuji Television Network, Inc.                                 30      65,408
                                                                  ----------

OFFICE EQUIPMENT& SUPPLIES (1.54%)
Canon, Inc. - ADR                                          3,500     171,500
Ricoh Co., Ltd. - ADR                                        500      49,000
                                                                  ----------
                                                                     220,500
                                                                  ----------

PHARMACEUTICALS (2.42%)
Chugai Pharmaceutical Co., Ltd.                            8,500     133,386
Sawai Pharmaceutical Co., Ltd.                             3,000     119,779
Takeda Chemical Industries , Ltd.                          2,000      93,491
                                                                  ----------
                                                                     346,656
                                                                  ----------

PHOTO EQUIPMENT (0.36%)
Fuji Photo Film Co., Ltd.                                  1,700      51,425
                                                                  ----------

REAL ESTATE (1.50%)
Sumitomo Realty & Development Co. Ltd.                    12,000     136,629
Tokyo Tatemono Co. Ltd.                                   15,000      77,924
                                                                  ----------
                                                                     214,553
                                                                  ----------

RETAIL (1.76%)
EDION Corp.                                                5,000      56,929
Seven-Eleven Japan Co., Ltd.                               3,000      92,055
Yamada Denki Co., Ltd.                                     3,000     103,629
                                                                  ----------
                                                                     252,613
                                                                  ----------

TELECOMMUNICATIONS (0.99%)
Nippon Telegraph & Telephone Corp. - ADR                   3,000      73,860
NTT DoCoMo, Inc. - ADR                                     4,000      68,840
                                                                  ----------
                                                                     142,700
                                                                  ----------

TEXTILES (0.79%)
Ichikawa Co., Ltd.                                        35,000     113,050
                                                                  ----------

TRANSPORTATION (4.31%)
East Japan Railway Co.                                        23     125,261
Hankyu Corp.                                              22,000      85,864

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - July 31,2004 (Unaudited)
--------------------------------------------------------------------------------

                                                          SHARES     VALUE
                                                          ------     -----

Keihin Electric Express Railway Co., Ltd.                 13,000  $   76,515
Keio Electric Railway Co., Ltd.                           18,000      95,770
Nippon Yusen Kabushiki Kaisha                             15,000      68,772
Tobu Railway Co., Ltd.                                    18,000      71,060
Yamato Transport Co., Ltd.                                 6,000      95,447
                                                                  ----------
                                                                     618,689
                                                                  ----------

TOTAL COMMON STOCK (COST $5,265,380)                               5,874,741
                                                                  ----------

INVESTMENT COMPANIES (11.69%)
iShares MSCI Japan Index Fund                             40,000     393,600
iShares S&P/TOPIX 150 Index Fund                           5,000     427,450
Japan Equity Fund, Inc. *                                 48,500     300,700
Japan Smaller Capitalization Fund, Inc. *                 22,000     287,980
Morgan Stanley Asia Pacific Fund, Inc.                    25,000     267,250
                                                                  ----------
TOTAL INVESTMENT COMPANIES (COST $1,571,947)                       1,676,980
                                                                  ----------

SHORT TERM INVESTMENTS (45.89%)


Fifth Third Bank Repurchase Agreement, 0.77%, dated
 07/30/04, due 08/02/04, repurchase price
 $5,313,541(collateralized by FHLMC Pool# E9-7648, due
 07/01/18, market value $1,834,626, FHLMC Pool # E9-7905,
 due 08/01/18, market value $891,681 and FHLMC Pool #
 1B-1119, due 09/01/33, market value $2,693,399)       5,313,200   5,313,200
Fifth Third Institutional
 Government Money Market Fund, 1.13% **                  635,566     635,566
Fifth Third U.S. Treasury Money Market Fund, 1.05% **    635,566     635,566
                                                                 -----------
TOTAL SHORT TERM INVESTMENTS (COST $6,584,332)                     6,584,332
                                                                 -----------

                                   EXPIRATION DATE -    CONTRACT
                                   EXERCISE PRICE
CALL OPTIONS PURCHASED (1.71%)
AFLAC, Inc.                         11/20/04 - 35           40        19,600
Hitachi, Ltd.                       10/16/04 - 55           20        15,600
Honda Motor, Ltd.                 10/16/04 - 17.5           80        52,800
Mitsubishi Tokyo                     08/21/04 - 5          160        62,400
Sony Corp.                          10/16/04 - 25           50        47,500
Toyota Motor Corp.                  01/22/05 - 65           30        47,100
                                                                 -----------
TOTAL CALL OPTIONS PURCHASED (COST $220,265)                         245,000
                                                                 -----------

  TOTAL INVESTMENTS (Cost $13,641,924) (100.23%)                 $14,381,053
  LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-0.23%)                (33,481)
                                                                 -----------
  NET ASSETS (100%)                                              $14,347,572
                                                                 ===========

*     Non-Income producing investment.

** Rate shown represents the rate at July 31, 2004, is subject to change and resets daily. ADR American Depository Receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - July 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                          SHARES     VALUE
                                                          ------     -----
COMMON STOCK (76.93%)

BRAZIL (1.17%)
Cia Vale do Rio Doce                                       2,800  $ 150,920
                                                                  ----------

CANADA (2.12%)
ATI Technologies, Inc. *                                   5,000      80,500
Biovail Corp. # *                                          2,000      31,300
Vitran Corp., Inc. *                                      10,000     160,900
                                                                  ----------
                                                                     272,700
                                                                  ----------

FRANCE (3.19%)
BNP Paribas - ADR                                          5,000     145,617
Lafarge SA - ADR                                           5,000     107,150
Suez SA                                                      100       1,982
Total SA - ADR                                             1,600     155,760
                                                                  ----------
                                                                     410,509
                                                                  ----------

GERMANY (2.47%)
Bayer AG - ADR                                             3,600      97,128
SAP AG - ADR                                               2,000      80,020
Siemens AG - ADR                                           2,000     140,480
                                                                  ----------
                                                                     317,628
                                                                  ----------

GREAT BRITAIN (9.37%)
Anglo American Plc - ADR                                   6,500     138,320
British Airways Plc - ADR *                                2,800     117,600
GlaxoSmithKline Plc - ADR                                  3,000     122,850
Intercontinental Hotels Group Plc - ADR                   12,979     140,952
Lloyds TSB Group Plc - ADR                                 4,900     148,372
Mitchells & Butlers Plc - ADR                             19,175      96,067
National Grid Transco Plc - ADR                            3,500     140,840
Rio Tinto Plc - ADR                                        1,000     104,870
Tate & Lyle Plc - ADR                                      4,000      95,432
United Utilities Plc - ADR                                 3,000      57,060
Vodafone Group Plc - ADR #                                 2,000      43,460
                                                                  ----------
                                                                   1,205,823
                                                                  ----------

HONG  KONG (0.69%)
Cathay Pacific Airways, Ltd. ADR                          10,000      89,104

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - July 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                          SHARES     VALUE
                                                          ------     -----

INDIA (3.64%)
ICICI Bank, Ltd. - ADR                                    13,000  $  169,260
Infosys Technologies, Ltd. - ADR                           4,400     221,100
Satyam Computer Services, Ltd. - ADR                       4,000      78,600
                                                                  ----------
                                                                     468,960
                                                                  ----------

ITALY (1.17%)
Natuzzi SpA - ADR                                         10,000     101,900
Telecom Italia SpA - ADR                                   1,650      49,252
                                                                  ----------
                                                                     151,152
                                                                  ----------

MEXICO (0.67%)
America Movil SA de CV - ADR                               2,400      85,752
                                                                  ----------

NETHERLANDS (3.88%)
ING Groep NV - ADR                                         7,656     176,930
Koninklijke Philips Electronics NV                         3,000      72,690
Royal Dutch Petroleum Co.                                  1,300      65,390
Unilever NV                                                3,000     183,990
                                                                  ----------
                                                                     499,000
                                                                  ----------

PORTUGAL (0.48%)
Portugal Telecom SGPS SA - ADR                             6,000      61,440
                                                                  ----------

SOUTH  AFRICA (0.84%)
AngloGold Ashanti, Ltd. - ADR                              3,300     108,207
                                                                  ----------

SPAIN (2.35%)
Banco Santander Central Hispano SA - ADR                  11,000     104,060
Endesa SA - ADR                                            5,000      91,750
Repsol YPF SA - ADR                                        5,000     106,500
                                                                  ----------
                                                                     302,310
                                                                  ----------

SWITZERLAND (1.77%)
Nestle SA - ADR                                            2,000     127,799
UBS AG                                                     1,500     100,155
                                                                  ----------
                                                                     227,954
                                                                  ----------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - July 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                          SHARES     VALUE
                                                          ------     -----
UNITED STATES (43.12%)
Activision, Inc. *                                        13,762  $  201,613
AGCO Corp. *                                               7,500     156,900
American National Insurance                                1,000      91,500
Axcelis Technologies, Inc. *                               9,000      83,970
BJ's Wholesale Club, Inc. *                                5,075     118,298
Bunge Ltd.                                                 2,000      80,260
Compass Bancshares, Inc.                                   2,650     116,839
Conmed Corp. *                                             5,720     126,755
Continental Airlines, Inc. *                              10,000      89,900
Cooper Cos., Inc.                                          2,600     154,570
Dentsply International , Inc.                              3,350     162,911
DST Systems, Inc. *                                        3,885     177,001
Extreme Networks *                                        15,000      81,300
Headwaters, Inc. *                                         7,000     194,180
Imation Corp.                                              5,000     165,750
Independence Community Bank Corp.                          3,000     112,020
International Rectifier Corp.  *                           2,500      98,000
Investment Technology Group, Inc. *                        7,600      99,864
Lubrizol Corp.                                             5,055     175,055
Manpower, Inc.                                             3,050     132,828
McCormick & Co., Inc.                                      3,265     116,789
Metris Cos., Inc. *                                       13,000      86,450
Michaels Stores, Inc.                                      1,550      83,746
Microchip Technology, Inc.                                 3,455     100,091
Nautilus Group, Inc.                                       7,500     138,900
NCO Group, Inc. *                                          4,350     108,620
New York Community Bancorp, Inc.                           6,017     115,767
Norfolk Southern Corp.                                     5,000     133,450
Pec Solutions, Inc. *                                      7,700      84,084
Pentair, Inc.                                              7,760     243,043
PMI Group, Inc.                                            3,200     131,936
Quanex Corp.                                               3,550     161,525
Sandisk Corp. # *                                          5,000     121,600
SCANA Corp.                                                3,075     112,606
Scotts Co. *                                               1,000      61,000
Smith International, Inc. *                                2,245     130,839

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - July 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                          SHARES     VALUE
                                                          ------     -----

Sovereign Bancorp, Inc.                                    5,425  $  118,102
SPX Corp.                                                  3,405     139,435
Stein Mart, Inc. *                                        18,300     331,962
Tecumseh Products Co. *                                    3,300     134,739
Thoratec Corp. *                                           9,000      91,800
Varco International, Inc. *                                4,345     105,019
Westar Energy, Inc.                                        4,000      80,680
                                                                  ----------
                                                                   5,551,697
                                                                  ----------

TOTAL COMMON STOCK (COST $8,409,261)                               9,903,156
                                                                  ----------

INVESTMENT COMPANIES (18.44%)
Commonwealth Australia/New Zealand Fund                   31,455     463,329
Commonwealth Japan Fund                                   36,589     142,697
Europe Fund, Inc.                                         15,300     146,574
iShares Cohen & Steers Realty Majors Index Fund              900     100,044
iShares MSCI EMU Index Fund                                1,600      95,200
iShares MSCI Japan  Index Fund                            31,000     305,040
iShares MSCI United Kingdom Index Fund                     6,800     107,236
iShares S&P Latin America 40 Index Fund                    1,500      89,670
iShares S&P Small Cap 600/BARRA Growth Index Fund          1,500     136,980
iShares S&P Small Cap 600/BARRA Value Index Fund           2,000     208,600
iShares S&P/TOPIX 150 Index Fund                           2,900     247,921
Latin America Discovery Fund, Inc.                         9,000     117,720
Midcap SPDR Trust Series 1                                 1,000     105,880
Morgan Staney Asia Pacific Fund, Inc.                     10,000     106,900
                                                                  ----------
TOTAL INVESTMENT COMPANIES (COST $2,278,106)                       2,373,791
                                                                  ----------

                                                       PRINCIPAL
                                                       ---------
MISCELLANEOUS BONDS (0.91%)
Household Finance Corp., 8.00%, 08/01/04                  40,000      40,000
Union Carbide Corp., 6.79%, 06/01/25                      75,000      76,688
                                                                  ----------
TOTAL MISCELLANEOUS BONDS (COST $117,691)                            116,688
                                                                  ----------

                                                      SHARES
                                                      ------
PREFERRED STOCK (1.18%)
Corporate Office Properties Trust SBI MD                   1,000      27,050
Equity Office Properties Trust                             1,000      50,250
Lasalle Hotel Properties                                   1,000      26,930
Winston Hotels, Inc.                                       2,000      48,280
                                                                  ----------
TOTAL PREFERRED STOCK (COST $148,690)                                152,510
                                                                  ----------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - July 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                          SHARES     VALUE
                                                          ------     -----

                                                       PRINCIPAL
                                                       ---------
SHORT TERM INVESTMENTS (2.82%)
Fifth Third Institutional Government
 Money Market Fund, 1.13% ** (cost $363,179)             363,179  $  363,179
                                                                  ----------


                                   EXPIRATION DATE -
                                   EXERCISE PRICE      CONTRACTS
                                   ---------------     ---------
CALL OPTIONS WRITTEN (-0.06%)
Biovail Corp.                       10/16/04 - 17.5          (20)       (800)
Sandisk Corp.                       01/22/05 - 32.5          (50)     (6,250)
Vodaphone Group Plc                   10/16/04 - 25          (20)       (100)
                                                                 -----------
TOTAL CALL OPTIONS WRITTEN (COST -$25,614)                            (7,150)
                                                                 -----------

     TOTAL INVESTMENTS (Cost $11,291,313) (100.22%)              $12,902,174
     LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-0.22%)             (28,953)
                                                                 -----------
     NET ASSETS (100%)                                           $12,873,221
                                                                 ===========

#     Call options have been written by the Fund against these positions.
*     Non-income producing investment
** Rate shown represents the rate at July 31, 2004, is subject to change and resets daily. ADR American Depository Receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Item 2. Controls and Procedures

      The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

      Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth International Series Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Robert W. Scharar                        President
                         -------------------------------------------------------

Date 9/29/04
     ---------------------------------------------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Larry E. Beaver, Jr.                     Treasurer
                         -------------------------------------------------------
Date 9/29/04
     ---------------------------------------------------------------------------

By (Signature and Title)* /s/ Robert W. Scharar                        President
                         -------------------------------------------------------
Date 9/29/04
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.